Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

	Notes	June 30, 2022	June 30, 2021
		$	$
Trade receivables	29(a)	32,465	42,030
Sales taxes receivable		3,137	1,625
Lease receivable	29(a)	1,883	978
Consideration receivable from divestiture		2,361	2,167
Government grant receivable	5	6,088	6,617
Other receivables (1)		1,061	2,844
		46,995	56,261
(1)    Includes interest receivable from the convertible debenture investments (Note 6).